Shareholder Fees	Nov. 14, 2025 USD ($)
Class A Shares | Government Obligations Fund | Government Obligations Fund - Class A
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Shareholder Fee, Other	$ 15
Class A Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class A
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Shareholder Fee, Other	$ 15
Class A Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class A
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Shareholder Fee, Other	$ 15
Class A Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class A
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Shareholder Fee, Other	$ 15
Class A Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class A
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Shareholder Fee, Other	$ 15
Class D Shares | Government Obligations Fund | Government Obligations Fund - Class D
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class D Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class D
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class D Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class D
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class P Shares | Government Obligations Fund | Government Obligations Fund - Class P
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class P Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class P
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class T Shares | Government Obligations Fund | Government Obligations Fund - Class T
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class T Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class T
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class T Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class T
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class T Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class T
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class T Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class T
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class T Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class T
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class U Shares | Government Obligations Fund | Government Obligations Fund - Class U
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class V Shares | Government Obligations Fund | Government Obligations Fund - Class V
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class V Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class V
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class V Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class V
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class V Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class V
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class V Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class V
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class V Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class V
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class X Shares | Government Obligations Fund | Government Obligations Fund - Class X
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class X Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class X
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class X Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class X
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class X Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class X
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class Y Shares | Government Obligations Fund | Government Obligations Fund - Class Y
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class Y Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class Y
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class Y Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class Y
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class Y Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class Y
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class Y Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class Y
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class Y Shares | Institutional Prime Obligations Fund | Institutional Prime Obligations Fund - Class Y
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class Z Shares | Government Obligations Fund | Government Obligations Fund - Class Z
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class Z Shares | Retail Prime Obligations Fund | Retail Prime Obligations Fund - Class Z
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class Z Shares | Retail Tax Free Obligations Fund | Retail Tax Free Obligations Fund - Class Z
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class Z Shares | Treasury Obligations Fund | Treasury Obligations Fund - Class Z
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class Z Shares | U.S. Treasury Money Market Fund | U.S. Treasury Money Market Fund - Class Z
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%
Class Z Shares | Institutional Prime Obligations Fund
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	0.00%